UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09377

                                 The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend Growth Fund

Third Quarter Report — September 30, 2017

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Dividend Growth Fund increased 3.9% compared with an increase of 4.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)						Since Inception (8/26/99)

	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABBX)	3.86%	15.09%	9.89%	4.98%	10.09%	5.83%
S&P 500 Index	4.48	18.61	14.22	7.44	10.04	5.47
Lipper Large Cap Value Fund Average	3.89	17.53	13.06	5.76	9.08	5.36
Class A (GBCAX)	3.87	15.07	9.90	4.99	10.11	5.85
With sales charge (b)	(2.10)	8.46	8.61	4.37	9.68	5.50
Class C (GBCCX)	3.65	14.17	9.06	4.20	9.34	5.24
With contingent deferred sales charge (c)	2.65	13.17	9.06	4.20	9.34	5.24
Class I (GBCIX)	4.14	16.20	10.33	5.32	10.39	6.07

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, and I Shares are 2.00%, 2.00%, 2.75%, and 1.75%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.00%, 2.00%, 2.75% and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and the Class I Shares on June 30, 2004. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Dividend Growth Fund

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 97.2%
	Automotive: Parts and Accessories — 2.0%
6,000	Delphi Automotive plc	$590,400

	Business Services — 0.8%
2,000	TripAdvisor Inc.†	81,060
1,500	Visa Inc., Cl. A	157,860

		238,920

	Computer Software and Services — 11.9%
600	Alphabet Inc., Cl. C†	575,466
6,200	Apple Inc.	955,544
23,000	Hewlett Packard Enterprise Co.	338,330
3,158	Micro Focus International plc, ADR†	100,740
12,000	Microsoft Corp.	893,880
12,000	Oracle Corp.	580,200

		3,444,160

	Diversified Industrial — 7.8%
41,000	General Electric Co.	991,380
6,000	Honeywell International Inc.	850,440
8,000	Rexnord Corp.†	203,280
4,000	Textron Inc.	215,520

		2,260,620

	Energy — 7.6%
7,500	Anadarko Petroleum Corp.	366,375
17,000	Baker Hughes a GE Co.	622,540
7,000	National Fuel Gas Co.	396,270
9,000	Phillips 66	824,490

		2,209,675

	Energy Services — 1.0%
6,000	Halliburton Co.	276,180

	Entertainment — 1.5%
16,000	Twenty-First Century Fox Inc., Cl. A	422,080

	Financial Services — 27.1%
9,000	American Express Co.	814,140
23,000	American International Group Inc.	1,411,970
15,000	Bank of America Corp.	380,100
22,500	Citigroup Inc.	1,636,650
14,000	JPMorgan Chase & Co.	1,337,140
15,500	Legg Mason Inc.	609,305
14,000	Morgan Stanley	674,380
8,000	PayPal Holdings Inc.†	512,240
3,000	Willis Towers Watson plc	462,690

		7,838,615

	Food and Beverage — 6.6%
4,200	Diageo plc, ADR	554,946
18,000	Mondelēz International Inc., Cl. A	731,880
8,000	The Kraft Heinz Co.	620,400

		1,907,226

Shares		Market Value
	Health Care — 15.3%
3,700	Allergan plc	$758,315
5,487	Bristol-Myers Squibb Co.	349,741
6,500	Gilead Sciences Inc.	526,630
18,500	Merck & Co. Inc.	1,184,555
34,000	Pfizer Inc.	1,213,800
6,000	Zoetis Inc.	382,560

		4,415,601

	Media — 1.4%
13,000	TEGNA Inc.	173,290
6,000	Tribune Media Co., Cl. A	245,160

		418,450

	Metals and Mining — 1.7%
13,500	Newmont Mining Corp.	506,385

	Retail — 2.7%
18,000	Macy’s Inc.	392,760
7,000	Starbucks Corp.	375,970

		768,730

	Specialty Chemicals — 6.2%
25,820	DowDuPont Inc.	1,787,519

	Telecommunications — 1.8%
6,500	T-Mobile US Inc.†	400,790
2,500	Verizon Communications Inc.	123,725

		524,515

	Transportation — 1.8%
1,400	AMERCO	524,860

	TOTAL COMMON STOCKS	28,133,936

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.8%
$ 805,000	U.S. Treasury Bills,
	0.982% to 1.027%††, 11/30/17 to 12/07/17	803,683

	TOTAL INVESTMENTS — 100.0% (Cost $22,269,354)	$28,937,619

	Aggregate tax cost	$22,395,753
	Gross unrealized appreciation	$7,364,680
	Gross unrealized depreciation	(822,814)

	Net unrealized appreciation/depreciation	$6,541,866

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

The Gabelli Dividend Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Dividend Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 09/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$28,133,936	—	$28,133,936
U.S. Government Obligations	—	$803,683	803,683
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$28,133,936	$803,683	$28,937,619

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

4

The Gabelli Dividend Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

5

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Sarah M. Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a Portfolio Manager of Gabelli Funds, LLC, a Senior Vice President and the Food, Household and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a B.S. in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined Gabelli in 1993 as a security analyst covering the beverage industry after earning his MBA from the Wharton School at the University of Pennsylvania. Bob rejoined Gabelli in 2010. He holds the Chartered Financial Analyst designation and is a member of the Financial Analyst Society of Philadelphia. Bob is a magna cum laude graduate of Amherst College with a degree in Economics. Since September 27, 2010, Bob has been a Portfolio Manager of the Gabelli Dividend and Income Trust. (NYSE:GDV) and since June 1, 2015 a Portfolio Manager of the Gabelli Equity Trust (NYSE:GAB).

Justin Bergner, CFA, is currently a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the Adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering Diversified Industrials, Home Improvement, and Transport companies. He began his investment career at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. A Chartered Financial Analyst, Mr. Bergner graduated cum laude from Yale University with a B.A. in Economics & Mathematics and received an M.B.A. in Finance and Accounting from the Wharton School at the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND GROWTH FUND One Corporate Center Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM
Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS
Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and Chief	President
Executive Officer,
GAMCO Investors, Inc.	Agnes Mullady
Executive Chairman,	Vice President
Associated Capital Group Inc.
Andrea R. Mango
Anthony J. Colavita	Secretary
President,
Anthony J. Colavita, P.C.	John C. Ball
Treasurer
Vincent D. Enright
Former Senior Vice	Richard J. Walz
President and Chief	Chief Compliance Officer
Financial Officer,
KeySpan Corp.	DISTRIBUTOR
Mary E. Hauck	G.distributors, LLC
Former Senior Portfolio
Manager,	CUSTODIAN, TRANSFER
Gabelli-O’Connor Fixed	AGENT, AND DIVIDEND
Income Mutual Fund	DISBURSING AGENT
Management Co.
State Street Bank and Trust
Kuni Nakamura	Company
President,
Advanced Polymer, Inc.	LEGAL COUNSEL
Werner J. Roeder, MD	Skadden, Arps, Slate, Meagher &
Former Medical Director,	Flom LLP
Lawrence Hospital

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q317QR

THE GABELLI DIVIDEND GROWTH FUND Third Quarter Report September 30, 2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Dividend Growth Fund

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                           11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                                  Bruce N. Alpert, Principal Executive Officer

Date                                           11/28/2017

By (Signature and Title)*    /s/ John C. Ball

                                                  John C. Ball, Principal Financial Officer and Treasurer

Date                                           11/28/2017

* Print the name and title of each signing officer under his or her signature.